Trade Accounts Receivable - Summary of Past Due Balances of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivables past due from 1 to 30 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 133,533	$ 70,073	$ 45,895
Accounts receivables past due 31 to 60 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	91,640	25,934	11,588
Accounts receivables past due 61 to 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	30,832	14,482	5,966
Accounts receivables past due more than 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	24	93	207
Aggregate past due [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 256,029	$ 110,582	$ 63,656